Average Annual Total Returns - NVIT Jacobs Levy Large Cap Growth Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Russell 1000® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees or expenses) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees or expenses) 10 Years
Total	30.09%	16.97%	14.31%	29.92%	16.71%	14.03%	38.49%	21.00%	17.21%